Other Receivables and Other Payables	12 Months Ended
Dec. 31, 2025
Other Receivables and Other Payables [Abstract]
OTHER RECEIVABLES AND OTHER PAYABLES
10	OTHER RECEIVABLES AND OTHER PAYABLES

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Deposits & other receivables
Rental deposit	6,312	101,680	25,054
Utility deposit	5,700	15,060	3,711
Other deposits	1,820	25,990	6,404
Other receivables	2,089,986	-	-
Deferred offering costs	763,342	366,228	90,237
	2,867,160	508,958	125,406

For the year ended December 31, 2024, other receivables comprise of advance payments made to the supplier for software development services and source code as well as IPO consultation services. Both services were fully rendered and recognized in the profit or loss by 31 March 2025.

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Accrued liabilities & other payables
Employee benefits payable	405,792	592,860	146,079
Lease payable	8,757	1,514	374
Accrued operating expenses	749,764	1,038,668	255,924
Utilities payable	8,424	116,311	28,658
	1,172,737	1,749,353	431,035